Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
January 28, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None (but see below)

Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $2,239,872 (thousands)

List of Other Included Managers: None
  Note that this filing by Madison Investment Advisors, Inc.
  includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds
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
                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Allstream Inc - Cl B Ltd Vt    COM         02004C204      442    7715 SH       SOLE                   7615            100
Altria Group                   COM         02209s103      381    7000 SH       SOLE                                  7000
American International Group   COM         026874107    78150 1179096 SH       SOLE                1074164         104932
Automatic Data Processing      COM         053015103    55377 1398065 SH       SOLE                1323865          74200
Baxter International           COM         071813109     3514  115125 SH       SOLE                 114545            580
Berkshire Hathaway Inc Class A COM         084670108      506       6 SH       SOLE                      6
Berkshire Hathaway Inc. Del Cl COM         084670207    75698   26891 SH       SOLE                  24095           2796
Boeing                         COM         097023105      284    6750 SH       SOLE                                  6750
Bristol-Myers Squibb           COM         110122108     2541   88854 SH       SOLE                  34012          54842
Charter One Fin Inc.           COM         160903100    76607 2217266 SH       SOLE                2033796         183470
Cisco Systems, Inc.            COM         17275R102     1691   69800 SH       SOLE                  28045          41755
Comcast, Corp. - Cl A          COM         20030N101      561   17095 SH       SOLE                  17095
Comcast, Corp. - Special Cl A  COM         20030N200    59938 1915550 SH       SOLE                1720785         194765
Costco Wholesale Corp          COM         22160K105    75745 2037239 SH       SOLE                1843024         194215
Del Monte Foods Co.            COM         24522P103     4848  466150 SH       SOLE                 195065         271085
Dover Corp.                    COM         260003108    82374 2072296 SH       SOLE                1880846         191450
Edwards Lifesciences Corp      COM         28176E108     2161   71845 SH       SOLE                  47240          24605
Ethan Allen Interiors          COM         297602104     3774   90120 SH       SOLE                  43520          46600
Expeditors International Wash  COM         302130109     3910  103835 SH       SOLE                  46805          57030
First Data Corp                COM         319963104    80820 1966906 SH       SOLE                1749856         217050
Freddie Mac                    COM         313400301    74584 1278876 SH       SOLE                1155577         123299
Hewitt Associates Inc          COM         42822q100     4967  166110 SH       SOLE                  71000          95110
Home Depot                     COM         437076102     1394   39290 SH       SOLE                  14160          25130
IBM                            COM         459200101      529    5708 SH       SOLE                   3124           2584
Interactivecorp                COM         45840Q101    57263 1687680 SH       SOLE                1524850         162830
Johnson & Johnson              COM         478160104    83788 1621905 SH       SOLE                1461642         160263
Kemet Corp.                    COM         488360108     1592  116270 SH       SOLE                 115965            305
Kraft Foods, Inc - A           COM         50075N104    79992 2482687 SH       SOLE                2261237         221450
Kroger, Co.                    COM         501044101     2705  146120 SH       SOLE                 105460          40660
Laboratory Crp of Amer Hldgs   COM         50540R409     2111   57135 SH       SOLE                  56930            205
Liberty Media Corp - A         COM         530718105   105814 8899380 SH       SOLE                8071413         827967
Limited Inc                    COM         532716107     1715   95095 SH       SOLE                  94840            255
Liz Claiborne                  COM         539320101    67186 1894698 SH       SOLE                1702502         192196
MBIA, Inc.                     COM         55262C100     1803   30443 SH       SOLE                   8940          21503
MBNA Corp.                     COM         55262L100    76297 3070286 SH       SOLE                2803042         267244
MGIC Investment                COM         552848103    63400 1113456 SH       SOLE                1032856          80600
Markel Corp.                   COM         570535104    54783  216098 SH       SOLE                 193419          22679
Marshall & Ilsley              COM         571834100     1924   50301 SH       SOLE                  12495          37806
McDonalds                      COM         580135101    62726 2526223 SH       SOLE                2319923         206300
Medtronic Inc.                 COM         585055106      236    4849 SH       SOLE                   4849
Merck & Co                     COM         589331107    55022 1190954 SH       SOLE                1078599         112355
Mercury General Corp.          COM         589400100    39932  857820 SH       SOLE                 802135          55685
Microsoft Corp                 COM         594918104    66991 2447608 SH       SOLE                2223370         224238
Mohawk Industries, Inc.        COM         608190104    84040 1191386 SH       SOLE                1088821         102565
Morgan Stanley                 COM         617446448    47532  821361 SH       SOLE                 720776         100585
Natuzzi Spa-SP ADR             COM         63905A101      875   86765 SH       SOLE                  86765
Nokia Corp. Spons ADR          COM         654902204    53483 3146054 SH       SOLE                2857631         288423
Odyssey Re Holdings Corp       COM         67612W108     5620  249205 SH       SOLE                 113325         135880
Office Depot                   COM         676220106     4194  251010 SH       SOLE                 121920         129090
Pfizer, Inc.                   COM         717081103   101179 2863813 SH       SOLE                2590481         273332
Proctor & Gamble               COM         742718109      254    2540 SH       SOLE                   2540
S&P 500 Depository Receipt     COM         78462F103     1631   14660 SH       SOLE                  14660
Scripps Co. (E.W.) - Cl A      COM         811054204     4017   42670 SH       SOLE                  16825          25845
Southtrust Corp                COM         844730101     2602   79489 SH       SOLE                  54450          25039
Target Corporation             COM         87612E106    61276 1595742 SH       SOLE                1511112          84630
Tiffany & Co.                  COM         886547108     1131   25015 SH       SOLE                  25015
Valassis Communications, Inc.  COM         918866104     1218   41500 SH       SOLE                  41355            145
Viacom Inc. - Cl B             COM         925524308    64435 1451891 SH       SOLE                1313439         138452
Walgreen Co                    COM         931422109    60913 1674351 SH       SOLE                1528491         145860
Washington Mutual Inc.         COM         939322103     1619   40350 SH       SOLE                  13350          27000
Waste Management, Inc.         COM         94106L109    76861 2596645 SH       SOLE                2360990         235655
Wells Fargo & Co               COM         949746101    73484 1247825 SH       SOLE                1130164         117661
White Mountains Insurance Grp  COM         G9618E107     5450   11850 SH       SOLE                   5180           6670
Wiley (John) & Sons - Cl A     COM         968223206      889   34135 SH       SOLE                  33935            200
Willis Group Holdings LTD      COM         G96655108    69409 2037250 SH       SOLE                1833520         203730
Yum! Brands Inc.               COM         988498101     1679   48795 SH       SOLE                  47825            970
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